Note 35 - Derivatives - Value of Derivatives held as Fair Value Hedges (Detail) - Derivatives held as Fair Value Hedges [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Value of Derivatives held as Fair Value Hedges [line items]
Assets	€ 5,845	€ 5,385
Liabilities	1,362	878
Nominal amount	87,937	118,125
Fair value changes used for hedge effectiveness	882	811
Hedge ineffectiveness	€ (175)	€ (343)